Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 4,073,440	$ 18,426,622
Accounts receivable, net	92,755,701	2,608,325
Inventories	3,915,456	22,433,140
Advances to suppliers	13,139,128	40,485,521
Prepayment and other current assets	2,935,644	3,326,425
Due from related parties		39,238
Total current assets	116,819,369	87,319,271
NON - CURRENT ASSETS:
Property and equipment, net	689,361	322,397
Intangible assets, net	55,486	8,633
Operating lease right-of-use assets	492,984	241,554
Deferred tax assets	7,172,814	129,034
Total non - current assets	8,410,645	701,618
TOTAL ASSETS	125,230,014	88,020,889
CURRENT LIABILITIES:
Short-term borrowings		1,568,455
Accounts payable	64,500,197	14,116,569
Accrued expenses and other payables	2,874,126	459,682
Advances from customers	4,572,765	42,231,914
Due to related parties	8,087,981	1,215,573
Deferred government grant, current	36,529	38,111
Operating lease liabilities, current	162,576	51,239
Income tax payable	14,285,918	3,137,758
Total current liabilities	94,520,092	62,819,301
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current	167,428
Deferred government grant, non-current	98,784	147,812
Total non - current liabilities	266,212	147,812
TOTAL LIABILITIES	94,786,304	62,967,113
SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 24,254,842 and 24,254,842 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively)	24,255	24,255
Class B Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 2,100,000 and 2,100,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively)	2,100	2,100
Additional paid-in capital	26,502,856	26,010,366
Statutory reserves	335,696	63,659
Retained earnings/(Accumulated deficit)	9,743,823	(1,459,779)
Accumulated other comprehensive (loss)/income	(6,165,020)	413,175
Total shareholders’ equity	30,443,710	25,053,776
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	125,230,014	88,020,889
Related Party [Member]
CURRENT ASSETS:
Due from related parties		39,238
CURRENT LIABILITIES:
Due to related parties	$ 8,087,981	$ 1,215,573